Equity - Schedule of Pre-Funded Warrant Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Pre-Funded Warrant Activity [Abstract]
Number of Pre-Funded Warrants, Outstanding at Beginning	7,500
Weighted Average Exercise Price, Outstanding at Beginning	$ 0.2
Number of Pre-Funded Warrants, Pre-funded warrants issued	17,715	7,500
Weighted Average Exercise Price, Pre-funded warrants issued	$ 0.002	$ 0.2
Number of Pre-Funded Warrants, Outstanding at Ending	25,215	7,500
Weighted Average Exercise Price, Outstanding at Ending	$ 0.0609	$ 0.2